Consolidated and Combined Carve-Out Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Time charter and bareboat revenues	$ 73,151		$ 62,078	$ 41,809
Voyage revenue	0			2,100
Loss of hire insurance recoveries	250		3,575
Total revenues (Notes 2(d), 5, 6, 8 and 18)	73,401		65,653	43,909
Operating expenses: (Note 18)
Voyage expenses (Note 2(d))	0			2,653
Vessel operating expenses (Note 2(d))	14,288		13,000	10,795
Depreciation and amortization (Note 13)	23,768		21,181	16,229
General and administrative expenses	5,361		4,834	927
Total operating expenses	43,417		39,015	30,604
Operating income	29,984		26,638	13,305
Finance income (expense): (Notes 2(e) and 18)
Interest income	30		19	34
Interest expense (Note 9(a))	(10,773)		(13,471)	(9,650)
Other finance expense (Note 9(b))	(2,048)		(3,378)	(2,741)
Realized and unrealized gain (loss) on derivative instruments (Note 10)	505		(6,031)	(15,489)
Net gain (loss) on foreign currency transactions	193		(1,771)	(3,037)
Total finance expense	(12,093)		(24,632)	(30,883)
Income (loss) before income taxes	17,891		2,006	(17,578)
Income tax benefit (expense) (Notes 2(q) and 17)	(2,827)		(1,261)	1,240
Net income (loss)	15,064		745	(16,338)
General Partner's interest in net income (loss)	301
Limited Partner's interest in net income (loss)	$ 14,764
Earnings per unit: (Note 21)
Cash distributions declared and paid per unit	$ 1.187	[1]
Common Units [Member]
Earnings per unit: (Note 21)
Earnings per unit (basic and diluted)	$ 1.063	[2]
Subordinated Units [Member]
Earnings per unit: (Note 21)
Earnings per unit (basic and diluted)	$ 1.065	[2]
General Partner Unit [Member]
Earnings per unit: (Note 21)
Earnings per unit (basic and diluted)	$ 1.063	[2]

[1]	Cash distributions declared in respect of the year ended December 31, 2013. Of this amount, $0.752 per unit was paid in 2013 and $0.435 per unit was paid in February 2014.
[2]	Earning per unit information for the year ended December 31, 2013 is in respect of the period from the closing of the IPO (April 15, 2013) to December 31, 2013.